RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ilan Gat (Yoel Gat)
Disclosure of transactions between related parties
Holding Rate	19.80%	22.50%
Salary and related expenses	$ 660,000	$ 660,000
Expected Bonus	40,000	76,000
Share-Based Payments	$ 39,000	$ 39,000
Ilan Gat (Simona Gat)
Disclosure of transactions between related parties
Holding Rate	27.04%	0.00%
Salary and related expenses	$ 5,065,000	$ 660,000
Expected Bonus	60,000	76,000
Share-Based Payments	$ 39,000	$ 39,000
Raysat (Yoav Leibovitch)
Disclosure of transactions between related parties
Holding Rate		12.20%
Salary and related expenses		$ 660,000
Expected Bonus		76,000
Share-Based Payments		$ 39,000